Schedule of Investments

February 29, 2024 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Asset-Backed Securities [92.3%]
AIMCO CLO 17 Equity, Ser 2022-17A, Cl SUB
15.700%, 07/20/35(A)	$10,250	$7,248
AIMCO CLO Equity, Ser 2021-15A, Cl SUB
16.080%, 10/17/34(A)(B)(C)	9,750	6,089
Alinea CLO, Ser 2018-1A, Cl E
11.579%, TSFR3M + 6.262%, 07/20/31(B)(C)	1,000	949
ALM 2020 CLO Equity, Ser 2020-1A, Cl SUB
14.980%, 10/15/29(A)(B)(C)	5,025	2,237
Apidos CLO XL Equity, Ser 2022-4A, Cl SUB
16.150%, 07/15/35(A)	2,250	1,421
Apidos CLO XXVIII Equity, Ser 2017-28A, Cl SUB
20.910%, 01/20/31(A)(B)(C)	2,000	580
Apidos CLO XXXII Equity, Ser 2019-32A, Cl SUB
18.380%, 01/20/33(A)(B)(C)	4,400	2,712
Apidos CLO XXXV Equity, Ser 2021-35A, Cl SUB
18.060%, 04/20/34(A)(B)(C)	500	290
ARES XLVII CLO, Ser 2018-47A, Cl E
11.076%, TSFR3M + 5.762%, 04/15/30(B)(C)	2,000	1,873
Barings CLO, Ser 2017-2A, Cl ER
12.029%, TSFR3M + 6.712%, 10/20/30(B)(C)	2,500	2,339
Barings CLO 2020-IV CLO Equity, Ser 2021-4A, Cl SUB
13.770%, 01/20/32(A)(B)(C)	6,500	3,687
Barings CLO Equity, Ser 2018-2, Cl SUB
24.940%, 04/15/30(A)	1,000	340
Battalion CLO XVI Equity, Ser 2019-16A, Cl SUB
26.240%, 12/19/32(A)(B)(C)	2,500	1,141
Betony CLO 2, Ser 2018-1A, Cl D
11.229%, TSFR3M + 5.912%, 04/30/31(B)(C)	1,500	1,402
BlueMountain CLO, Ser 2015-4A, Cl ER
11.529%, TSFR3M + 6.212%, 04/20/30(B)(C)	1,763	1,606

Description	Face Amount (000)	Value (000)
BlueMountain CLO, Ser 2018-3A, Cl E
11.536%, TSFR3M + 6.212%, 10/25/30(B)(C)	$750	$687
BlueMountain CLO XXII Equity, Ser 2018-22A, Cl SUB
31.390%, 07/15/31(A)(B)(C)	3,500	945
BlueMountain CLO XXIII Equity, Ser 2018-23A, Cl SUB
31.640%, 10/20/31(A)(B)(C)	6,500	2,326
BlueMountain Fuji US CLO I, Ser 2017-1A, Cl E
11.579%, TSFR3M + 6.262%, 07/20/29(B)(C)	1,500	1,386
BlueMountain Fuji US CLO II Equity, Ser 2017-2A, Cl SUB
38.430%, 10/20/30(A)(B)(C)	1,500	255
BlueMountain Fuji US CLO III Equity, Ser 2017-3A, Cl SUB
30.840%, 01/15/30(A)(B)(C)	2,475	543
Burnham Park CLO, Ser 2016-1A, Cl ER
10.979%, TSFR3M + 5.662%, 10/20/29(B)(C)	4,000	3,935
Burnham Park CLO Equity, Ser 2016-1A, Cl SUB
14.680%, 10/20/29(A)(B)(C)	16,576	2,818
Carlyle Global Market Strategies CLO, Ser 2013-3A, Cl DR
11.076%, TSFR3M + 5.762%, 10/15/30(B)(C)	400	373
Carlyle Global Market Strategies CLO, Ser 2014-1A, Cl ER
10.978%, TSFR3M + 5.662%, 04/17/31(B)(C)	3,400	3,028
Carlyle Global Market Strategies CLO Equity, Ser 2014-1A, Cl INC
48.670%, 04/17/31(A)(B)(C)	500	75
Carlyle Global Market Strategies CLO Equity, Ser 2015-1A, Cl SUB
27.080%, 07/20/31(A)(B)(C)	613	28
Carlyle Global Market Strategies CLO Equity, Ser 2021-5A, Cl SUB
18.250%, 07/20/34(A)(C)	7,250	4,472

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

February 29, 2024 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Carlyle US CLO, Ser 2017-1A, Cl D
11.579%, TSFR3M + 6.262%, 04/20/31(B)(C)	$3,300	$3,057
Carlyle US CLO Equity, Ser 2017-2A, Cl SUB
50.260%, 07/20/31(A)(B)(C)	4,750	665
Carlyle US CLO Equity, Ser 2018-1A, Cl SUB
30.580%, 04/20/31(A)(B)(C)	600	144
Clover CLO 2019-2 CLO Equity, Ser 2019-2A, Cl SUB
16.030%, 10/25/33(A)(B)(C)	3,000	2,066
Crown Point CLO IV, Ser 2018-4A, Cl E
11.079%, TSFR3M + 5.762%, 04/20/31(B)(C)	1,000	872
Dryden 40 Senior Loan Fund, Ser 2018-40A, Cl FR
13.429%, TSFR3M + 8.122%, 08/15/31(B)(C)	500	351
Dryden 75 CLO Equity, Ser 2019-75A, Cl SUB
17.810%, 04/14/34(A)(B)(C)	500	315
Dryden 93 CLO Equity, Ser 2021-93A, Cl SUB
19.270%, 01/15/34(A)(B)(C)	13,250	6,029
Dryden 95 CLO Equity, Ser 2021-95A, Cl SUB
21.070%, 08/20/34(A)(B)(C)	2,000	1,095
Eaton Vance CLO Equity, Ser 2020-1A, Cl SUB
16.590%, 10/15/34(A)(B)(C)	5,640	3,709
Elmwood IX CLO Equity, Ser 2021-2A, Cl SUB
13.680%, 07/20/34(A)(B)(C)	9,650	7,589
Flatiron CLO 18 Equity, Ser 2018-1A, Cl SUB
20.120%, 04/17/31(A)(B)(C)	750	337
Flatiron CLO 23 CLO Equity, Ser 2023-1A, Cl SUB
11.600%, 04/17/36(A)(B)(C)	1,100	909
Flatiron RR CLO 22 Equity, Ser 2021-2A, Cl SUB
16.680%, 10/15/34(A)(B)(C)	8,750	6,689
Flatiron Warehouse CLO 25 Equity, Ser 02/24/2022
0.000%, 11/23/25(A)(D)	2,579	3,222

Description	Face Amount (000)	Value (000)
Flatiron Warehouse CLO 25 Equity, Ser 07/13/2022
0.000%, 11/23/25(A)(D)	$2,450	$2,971
Flatiron Warehouse CLO 25 Equity, Ser 12/13/2021
0.000%, 11/23/25(A)(D)	2,450	3,088
Galaxy XXIV CLO, Ser 2017-24A, Cl E
11.076%, TSFR3M + 5.762%, 01/15/31(B)(C)	750	744
Greenwood Park CLO Equity, Ser 2018-1A, Cl SUB
24.010%, 04/15/31(A)(B)(C)	12,075	3,139
Grippen Park CLO, Ser 2017-1A, Cl E
11.279%, TSFR3M + 5.962%, 01/20/30(B)(C)	500	493
Grippen Park CLO Equity, Ser 2017-1A, Cl SUB
11.960%, 01/20/30(A)(B)(C)	500	105
Highbridge Loan Management, Ser 2014-3A, Cl DR
12.060%, TSFR3M + 6.762%, 07/18/29(B)(C)	700	646
Jefferson Mill CLO, Ser 2018-1A, Cl ER
12.029%, TSFR3M + 6.712%, 10/20/31(B)(C)	1,040	941
LCM XV, Ser 2017-15A, Cl ER
12.079%, TSFR3M + 6.762%, 07/20/30(B)(C)	4,250	3,428
LCM XXII, Ser 2018-22A, Cl DR
11.079%, TSFR3M + 5.762%, 10/20/28(B)(C)	1,250	1,031
LCM XXIII, Ser 2016-23A, Cl D
12.629%, TSFR3M + 7.312%, 10/20/29(B)(C)	500	380
LCM XXV, Ser 2017-25A, Cl E
11.979%, TSFR3M + 6.662%, 07/20/30(B)(C)	750	544
Magnetite XVI Equity, Ser 2015-16A, Cl SUB
0.000%, 01/18/28 (A)(B)(C)(E)	750	24
Midocean Credit CLO IX, Ser 2018-9A, Cl INC
28.060%, 07/20/31(A)(B)(C)	750	112
Morgan Stanley Eaton Vance CLO Equity, Ser 2021-1A, Cl SUB
18.750%, 10/23/34(A)(B)(C)	12,000	7,178

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

February 29, 2024 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Morgan Stanley Eaton Vance CLO Equity, Ser 2022-16A, Cl SUB
15.830%, 04/15/35(A)(B)(C)	$8,750	$6,650
Neuberger Berman CLO Equity, Ser 2021-42A, Cl SUB
16.750%, 07/16/35(A)	2,000	1,385
Neuberger Berman Loan Advisers CLO 26 Equity, Ser 2017-26A, Cl INC
20.260%, 10/18/30(A)(B)(C)	800	296
Neuberger Berman Loan Advisers CLO 27 Equity, Ser 2018-27A, Cl INC
17.300%, 01/15/30(A)(B)(C)	500	195
Neuberger Berman Loan Advisers CLO 40 Equity, Ser 2021-40A, Cl SUB
16.810%, 04/16/33(A)(B)(C)	500	277
Neuberger Berman Loan Advisers CLO 46 Equity, Ser 2021-46A, Cl SUB
16.250%, 01/20/36(A)(B)(C)	9,250	6,219
Octagon 55 CLO Equity, Ser 2021-1A, Cl SUB
20.130%, 07/20/34(A)(B)(C)	1,250	700
Octagon Investment Partners, Ser 2018-18A, Cl D
11.086%, TSFR3M + 5.772%, 04/16/31(B)(C)	1,200	1,078
Octagon Investment Partners 26, Ser 2016-1A, Cl ER
10.976%, TSFR3M + 5.662%, 07/15/30(B)(C)	3,125	2,744
Octagon Investment Partners 30 Equity, Ser 2017-1A, Cl SUB
29.410%, 03/17/30(A)(B)(C)	3,000	491
Octagon Investment Partners 31, Ser 2017-1A, Cl F
13.779%, TSFR3M + 8.462%, 07/20/30(B)(C)	700	587
Octagon Investment Partners 47 Equity, Ser 2020-1A, Cl SUB
21.130%, 07/20/34(A)(B)(C)	2,000	1,052
Octagon Investment Partners CLO Equity, Ser 2018-1A, Cl SUB
32.760%, 01/20/31(A)(B)(C)	2,250	372

Description	Face Amount (000)	Value (000)
Octagon Investment Partners XVII, Ser 2013-1A, Cl ER2
10.736%, TSFR3M + 5.412%, 01/25/31(B)(C)	$1,081	$945
Octagon Investment Partners XXII, Ser 2014-1A, Cl ERR
11.029%, TSFR3M + 5.712%, 01/22/30(B)(C)	5,000	4,580
Race Point VIII CLO, Ser 2013-8A, Cl ER
12.431%, TSFR3M + 7.112%, 02/20/30(B)(C)	5,000	4,351
Regatta XI Funding Equity, Ser 2018-1A, Cl SUB
15.440%, 07/17/31(A)(B)(C)	500	172
Rockford Tower CLO Equity, Ser 2018-1A, Cl SUB
21.300%, 05/20/31(A)(B)(C)	2,500	700
Rockford Tower CLO Equity, Ser 2021-1A, Cl SUB
17.360%, 07/20/34(A)(B)(C)	4,100	2,706
Rockford Tower CLO Equity, Ser 2021-2A, Cl SUB
17.090%, 07/20/34(A)(B)(C)	4,750	3,248
RR 3, Ser 2018-3A, Cl DR2
10.976%, TSFR3M + 5.662%, 01/15/30(B)(C)	1,546	1,447
RR 3 Equity, Ser 2018-3A, Cl PREF
20.620%, 01/15/30(A)	3,750	764
Shackleton CLO, Ser 2013-3A, Cl ER
11.456%, TSFR3M + 6.142%, 07/15/30(B)(C)	3,000	2,632
Shackleton CLO, Ser 2017-11A, Cl E
11.869%, TSFR3M + 6.562%, 08/15/30(B)(C)	3,250	2,590
Shackleton CLO, Ser 2018-5RA, Cl E
11.728%, TSFR3M + 6.412%, 05/07/31(B)(C)	2,100	1,832
Shackleton CLO Equity, Ser 2019-14A, Cl SUB
18.480%, 07/20/34(A)(B)(C)	500	382
Sound Point CLO II, Ser 2013-1A, Cl B2R
11.086%, TSFR3M + 5.762%, 01/26/31(B)(C)	599	428

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

February 29, 2024 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Sound Point CLO III-R, Ser 2013-2RA, Cl E
11.576%, TSFR3M + 6.262%, 04/15/29(B)(C)	$3,300	$2,615
Sound Point CLO IV-R Equity, Ser 2013-3RA, Cl SUB
0.000%, 04/18/31(A)(B)(C)	3,750	37
SOUND POINT CLO VIII-R, Ser 2019-1RA, Cl E
12.176%, TSFR3M + 6.862%, 04/15/30(B)(C)	1,250	791
Sound Point CLO XIX, Ser 2018-1A, Cl E
11.226%, TSFR3M + 5.912%, 04/15/31(B)(C)	3,900	2,815
Sound Point CLO XIX Equity, Ser 2018-1A, Cl SUB
52.550%, 04/15/31(A)(B)(C)	4,500	270
Sound Point CLO XVI, Ser 2017-2A, Cl E
11.686%, TSFR3M + 6.362%, 07/25/30(B)(C)	2,063	1,534
Sound Point CLO XVII, Ser 2017-3A, Cl D
12.079%, TSFR3M + 6.762%, 10/20/30(B)(C)	500	404
Sound Point CLO XVII Equity, Ser 2017-3A, Cl SUB
92.460%, 10/20/30(A)(B)(C)	3,250	97
Sound Point CLO XVIII, Ser 2017-4A, Cl D
11.079%, TSFR3M + 5.762%, 01/20/31(B)(C)	3,500	2,594
Sound Point CLO XX, Ser 2018-2A, Cl E
11.586%, TSFR3M + 6.262%, 07/26/31(B)(C)	3,000	2,141
Sound Point CLO XXI Equity, Ser 2018-3A, Cl SUB
33.990%, 10/26/31(A)(B)(C)	1,000	130
Sounds Point CLO IV-R, Ser 2018-3RA, Cl E
11.810%, TSFR3M + 6.512%, 04/18/31(B)(C)	750	449
Southwick Park CLO Equity, Ser 2019-4A, Cl SUB
21.270%, 07/20/32(A)(B)(C)	2,000	1,164
Steele Creek CLO, Ser 2016-1A, Cl ER
11.396%, TSFR3M + 6.012%, 06/15/31(B)(C)	1,500	1,202

Description	Face Amount (000)	Value (000)
Steele Creek CLO, Ser 2017-1A, Cl E
11.776%, TSFR3M + 6.462%, 10/15/30(B)(C)	$1,900	$1,555
Steele Creek CLO, Ser 2018-1A, Cl E
11.326%, TSFR3M + 6.012%, 04/15/31(B)(C)	4,000	3,201
Steele Creek CLO Equity, Ser 2014-1RA, Cl SUB
35.770%, 04/21/31(A)(B)(C)	21,168	400
Steele Creek CLO Equity, Ser 2017-1A, Cl SUB
25.360%, 10/15/30(A)(B)(C)	2,500	275
Steele Creek CLO Equity, Ser 2018-2A, Cl SUB
14.260%, 08/18/31(A)(B)(C)	2,500	499
Symphony CLO XXVI Equity, Ser 2021-26A, Cl SUB
22.050%, 04/20/33(A)(B)(C)	6,500	2,081
Tallman Park CLO Equity, Ser 2021-1A, Cl SUB
16.880%, 04/20/34(A)(B)(C)	12,765	8,016
TCW CLO Equity, Ser 2021-1A, Cl SUB
18.110%, 03/18/34(A)(B)(C)	1,500	912
THL Credit Wind River CLO, Ser 2018-1A, Cl E
11.076%, TSFR3M + 5.762%, 07/15/30(B)(C)	2,500	2,328
Upland CLO Equity, Ser 2021-46A, Cl SUB
24.590%, 04/20/31(A)	2,500	1,035
Voya CLO, Ser 2016-2A, Cl DR
12.681%, TSFR3M + 7.372%, 07/19/28(B)(C)	1,500	1,410
Voya CLO, Ser 2017-1A, Cl D
11.678%, TSFR3M + 6.362%, 04/17/30(B)(C)	1,500	1,353
Voya CLO, Ser 2017-1A, Cl DR
11.210%, TSFR3M + 5.912%, 01/18/29(B)(C)	750	701
Voya CLO, Ser 2018-2A, Cl E
10.826%, TSFR3M + 5.512%, 07/15/31(B)(C)	1,625	1,462
Wehle Park CLO Equity, Ser 2014-1RA, Cl SUB
18.080%, 04/21/35(A)	17,250	12,080

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

February 29, 2024 (Unaudited)

City National Rochdale Strategic Credit Fund

Description	Face Amount (000)	Value (000)
Wellfleet CLO, Ser 2015-1A, Cl ER3
12.629%, TSFR3M + 7.312%, 07/20/29(B)(C)	$1,000	$605
Wellfleet CLO, Ser 2016-1A, Cl ER
11.379%, TSFR3M + 6.062%, 04/20/28(B)(C)	1,250	1,181
Wellfleet CLO, Ser 2017-1A, Cl D
11.629%, TSFR3M + 6.312%, 04/20/29(B)(C)	2,550	2,259
Wellfleet CLO, Ser 2017-2A, Cl D
12.329%, TSFR3M + 7.012%, 10/20/29(B)(C)	3,150	2,706
Wellfleet CLO, Ser 2017-3A, Cl D
11.128%, TSFR3M + 5.812%, 01/17/31(B)(C)	750	605
Wellfleet CLO, Ser 2018-2A, Cl D
11.649%, TSFR3M + 6.332%, 10/20/31(B)(C)	750	677
Wellfleet CLO Equity, Ser 2020-2A, Cl SUB
17.320%, 07/15/34(A)	5,000	2,748
York CLO 2 Equity, Ser 2015-1A, Cl SUB
15.880%, 01/22/31(A)(B)(C)	750	353
Total Asset-Backed Securities
(Cost $303,632)		230,166
Short-Term Investment [7.6%]
SEI Daily Income Trust Government Fund, Cl Institutional, 5.020%**	18,838,697	18,839
Total Short-Term Investment
(Cost $18,839)		18,839
Total Investments [99.9%]
(Cost $322,471)		$249,005

Percentages are based on net assets of $249,357 (000).

**	The rate reported is the 7-day effective yield as of February 29, 2024.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 29, 2024, the value of these securities amounted to $193,912 (000), representing 77.8% of the Net Assets of the Fund.
(D)	This is a CLO warehouse position, which is a loan accumulation vehicle. Loan accumulation vehicles are financing structures intended to aggregate loans that may be used to form the basis of a CLO.
(E)	As of February 29, 2024, the investment has been called. Expected value of residual distributions, once received, is anticipated to be recognized as return of capital, pending any amortized cost, and/or, realized gain for any amounts received in excess of such amortized cost.

Cl — Class

CLO — Collateralized Loan Obligation

Ser — Series

TSFR3M — 3 Month Term Secured Overnight Financing Rate

CNR-QH-004-1100

CITY NATIONAL ROCHDALE FUNDS | PAGE 5